Segment Information (Details) - CHF (SFr)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Non-current assets	SFr 1,977,058	SFr 1,958,709	SFr 1,966,592
Switzerland [Member]
Disclosure of operating segments [line items]
Non-current assets		SFr 1,958,709	SFr 1,966,592